Investment Objectives and Goals	Apr. 29, 2026
REX COIN Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX COIN Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of Coinbase Global, Inc. (Nasdaq: COIN) (the “Underlying Security”).
REX CRWV Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX CRWV Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of CoreWeave, Inc. (Nasdaq: CRWV) (the “Underlying Security”).
REX HOOD Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX HOOD Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of Robinhood Markets, Inc. (Nasdaq: HOOD) (the “Underlying Security”).
REX LLY Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX LLY Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of Eli Lilly and Company (NYSE: LLY) (the “Underlying Security”).
REX MSTR Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX MSTR Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of Strategy Inc. (Nasdaq: MSTR) (the “Underlying Security”).
REX NVDA Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX NVDA Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of Nvidia Corporation (Nasdaq: NVDA) (the “Underlying Security”).
REX PLTR Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX PLTR Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of common stock of Palantir Technologies Inc. (Nasdaq: PLTR) (the “Underlying Security”).
REX TSLA Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX TSLA Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of Tesla, Inc. (Nasdaq: TSLA) (the “Underlying Security”).
REX WMT Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX WMT Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% of the daily percentage change of the common stock of Walmart Inc. (NYSE: WMT) (the “Underlying Security”).